Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2018 shares	Nov. 30, 2017 shares	Oct. 31, 2010	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2008 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power				10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares					$ 1,276
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised				¥ 77	$ 11	¥ 474		¥ 403
Total fair value of options vested				216	$ 31	956		195
Unrecognized share-based compensation cost				¥ 439						$ 63
A weighted-average vesting period over which the deferred cost is expected to be recognized				2 years 7 months 6 days	2 years 7 months 6 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares					$ 384		$ 1,029		$ 747
Parent Company | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term				4 years	4 years
Parent Company | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term				2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost				¥ 7,200						$ 1,000
A weighted-average vesting period over which the deferred cost is expected to be recognized				3 years 1 month 6 days	3 years 1 month 6 days
Total fair value of shares vested during respective years, restricted shares				¥ 4,100	$ 593	¥ 3,400		¥ 2,100
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares					$ 1,276		$ 2,232		$ 1,978
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares				110.00%						110.00%
Parent Company | 2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance											3,428,777
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				10 years	10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				5 years	5 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	3,443,950
Contractual term of share-based awards granted	10 years
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				589,729,714						589,729,714
Contractual term of share-based awards granted			10 years
Shares vesting term				4 years	4 years
Unrecognized share-based compensation cost				¥ 2,200						$ 314
A weighted-average vesting period over which the deferred cost is expected to be recognized				2 years 9 months 18 days	2 years 9 months 18 days
iQIYI | 2010 Equity Incentive Plan | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
iQIYI | 2010 Equity Incentive Plan | Quarterly basis thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				75.00%	75.00%
iQIYI | 2017 Stock Incentive Plan.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		720,000
Contractual term of share-based awards granted		10 years